                                                   Registration Nos.  333-109613
                                                                      811-08561

     As filed With the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

        Pre-effective Amendment No.    [ ]

        Post-Effective Amendment No.   [3]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

        Amendment No.                  [49]

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

        [ ]     immediately upon filing pursuant to paragraph (b)

        [X]     on August 12, 2005 pursuant to paragraph (b)

        [ ]     60 days after filing pursuant to paragraph (a)(1)

        [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                      NOTE

This Post-Effective Amendment No. 3 to the Form N-6 Registration Statement No. 333-109613 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding restated by-laws and a guarantee as exhibits.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-109613).

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                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-109613). All financial statements filed with the May 2, 2005 Statement of Additional Information are also incorporated by reference herein.

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                            PART C: OTHER INFORMATION

Item 26. Exhibits

(a)     Board of Directors Resolution.

        (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)     Custodian Agreements. Inapplicable.

(c)     Underwriting Contracts.

        (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (26)

        (2)     Form of Selling Group Agreement. (22)

        (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)     Contracts.

        (1) Specimen form of the "Platinum Investor(R) FlexDirector(SM)" Flexible Premium Variable Life Insurance Policy (Policy Form No. 03601). (31)

(e)     Applications.

        (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC 100565-2003. (27)

        (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC 100566-2003. (27)

        (3) Specimen form of Supplemental Application, Form No. AGLC100860-2003 Rev 0504. (33)

        (4) Specimen form of Service Request Form, Form No. AGLC100910 Rev0305. (33)

        (5) Form of Cash Disbursement Request Form, Form No. AGLC 0109 Rev0103. (22)

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        (6)     Form of Assignment Form, Form No. AGLC 0205 Rev0103. (22)

        (7) Form of Electronic Funds Authorization Form, Form No. AGLC 0220 Rev0103. (22)

        (8)     Form of Name and Address Change Form, Form No. AGLC 0222
                Rev0103. (22)

        (9) Form of Request for Change of Ownership on a Life Insurance Policy Form, Form No. VUL 0013 Rev1202. (22)

        (10) Form of Request for Full Cash Surrender Value Form, Form No. VUL 0015 Rev1202. (22)

        (11)    Form of Change of Beneficiary Form, Form No. VUL 0016 Rev1202.
                (22)

(f)     Depositor's Certificate of Incorporation and By-Laws.

        (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

        (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

        (3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (34)

(g)     Reinsurance Contracts. Inapplicable.

(h)     Participation Agreements.

        (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated.
                (6)

        (1)(b) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

        (1)(c) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General

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                Life Insurance Company, on Behalf of Itself and its Separate
                Accounts, and American General Securities Incorporated. (18)

        (1)(d) Form of Amendment Seven to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (28)

        (2)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (24)

        (3)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

        (3)(b) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (32)

        (4)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (19)

        (5)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

        (5)(b) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

        (5)(c) Amendment Four to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (28)

        (6)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

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        (6)(b)  Form of Amendment No. 4 to the Amended and Restated
                Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (28)

        (7)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

        (7)(b) Form of Amendment No. 4 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (28)

        (8)(a) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (24)

        (8)(b) Form of Amendment No. 1 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (28)

        (9)(a) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (23)

        (9)(b) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000. (16)

        (9)(c) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 14, 2002. (25)

        (9)(d) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective October 1, 2002. (24)

        (9)(e) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance

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                Products Trust and Franklin Templeton Distributors, Inc.,
                effective January 15, 2004. (28)

        (10)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (19)

        (10)(b) Form of Amendment No. 3 to Fund Participation Agreement by and between American General Life Insurance Company, Janus Aspen Series and Janus Distributors LLC. (28)

        (11)(a) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (19)

        (11)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (29)

        (12)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

        (12)(b) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (19)

        (12)(c) Form of Amendment Nine to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (28)

        (13)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

        (13)(b) Form of Amendment to Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated.
                (28)

        (14)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (21)

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        (14)(b) Form of Amendment No. 2 to Participation Agreement by and among
                American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (28)

        (15)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (19)

        (16)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

        (17)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (20)

        (17)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (32)

        (17)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company, dated July 2, 2003. (28)

        (18)(a) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

        (18)(b) Amendment Number 1 to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated.
                (11)

        (18)(c) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (17)

        (18)(d) Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP,

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                American General Life Insurance Company and American General
                Distributors, Inc. (13)

        (18)(e) Form of Amendment Eleven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (28)

        (19)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

        (19)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

        (19)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (19)

        (19)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

        (19)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (28)

        (20)(a) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

        (20)(b) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment

                Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

        (20)(c) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

        (20)(d) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc.
                (13)

        (20)(e) Form of Amendment Ten to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc.
                (28)

        (21)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (19)

        (21)(b) Form of Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (32)

        (22)(a) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

        (23)(a) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (32)

        (24)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (24)

        (25)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (19)

        (26)(a) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

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        (26)(b) Amendment to Administrative Services Agreement dated as of
                August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998.
                (4)

        (27)(a) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (24)

        (28)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (19)

        (29)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (12)

        (29)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective January 15, 2004. (28)

        (30)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (19)

        (31)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (24)

        (32)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

        (32)(b) Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (28)

        (33)(a) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

        (34)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (21)

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        (34)(b) Form of Amendment No. 2 to Administrative Services Agreement by
                and among American General Life Insurance Company and OppenheimerFunds, Inc. (28)

        (35)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (19)

        (36)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (19)

        (37)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (20)

        (37)(b) Form of Amendment One to Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (28)

        (38)(a) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

        (38)(b) Form of Amendment One to Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (28)

        (39)(a) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (21)

        (39)(b) Form of Amendment No. 3 to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (28)

        (40)(a) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (32)

(i)     Administrative Contracts.

        (1) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General

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                Corporation, including American General Life Insurance Company and American General Life Companies. (7)

        (2)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company.
                (30)

        (2)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (30)

        (2)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (30)

        (2)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (30)

        (2)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (30)

        (2)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (30)

        (2)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (32)

(j)     Other Material Contracts.

        (1) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (34)

(k)     Legal Opinion.

        (1) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (31)

(l)     Actuarial Opinion.

        (1) Opinion and Consent of American General Life Insurance Company's actuary. (31)

(m)     Calculation.  None

(n)     Other Opinions.

        (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)     Omitted Financial Statements.  None

(p)     Initial Capital Agreements.  None

(q)     Redeemability Exemption.

        (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                (32)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(22) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(23) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(24) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(25) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(26) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(27) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2003.

(28) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(29) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(30) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(31) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on January 26, 2004.

(32) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(33) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(34) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

Item 27. Directors and Officers of the Depositor

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Rodney O. Martin, Jr.            Director, Chairman of the Board of Directors,
2929 Allen Parkway               President and Chief Executive Officer
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
M. Bernard Aidinoff              Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                   Director and Chairman-Affluent & Corporate
830 Third Avenue                 Markets Profit Center
New York, NY 10022

David L. Herzog                  Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar                Director, President-Life Brokerage Profit
750 West Virginia Street         Center and Chief Executive Officer-Life
Milwaukee, WI 53204              Brokerage Profit Center

Royce G. Imhoff, II              Director, President-Affluent & Corporate
2929 Allen Parkway               Markets Profit Center and Chief Executive
Houston, TX 77019                Officer-Affluent & Corporate Markets Profit
                                 Center

Richard J. Miller                Director, President-Independent Advisor Network
2929 Allen Parkway               Profit Center, Chief Executive Officer-
Houston, TX 77019                Independent Advisor Network Profit Center and
                                 Chief Executive Officer-Independent Advisor
                                 Group

Ernest T. Patrikis               Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                  Director, Executive Vice President and Chief
2929 Allen Parkway               Administrative Officer
Houston, TX 77019

Christopher J. Swift             Director, Executive Vice President and Chief
2929 Allen Parkway               Financial Officer
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
James W. Weakley                 Director, President-Group Benefits & Financial
2929 Allen Parkway               Institutions, and AIG Workplace Solutions
Houston, TX 77019                Profit Center and Chief Executive Officer-Group
                                 Benefits & Financial Institutions, and
                                 Workplace Solutions Profit Center

Thomas L. Booker                 President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien              President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong               Executive Vice President
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell              Executive Vice President, Human Resources
2929 Allen Parkway
Houston, TX 77019

Steven D. Anderson               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden                    Senior Vice President, SPIA
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard                 Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein              Senior Vice President and Chief Appointed
2727-A Allen Parkway             Actuary
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Jeffrey H. Carlson               Senior Vice President and Chief Information
2727 Allen Parkway               Officer
Houston, TX 77019

James A. Galli                   Senior Vice President and Chief Business
830 Third Avenue                 Development Officer
New York, NY 10022

William F. Guterding             Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.           Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                 Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                   Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                   Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                    Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Mark R. McGuire                  Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

John W. Penko                    Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi                 Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner            Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele                  Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele                 Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Dan E. Trudan                    Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps                Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman              Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                   Vice President
2727 Allen Parkway
Houston, TX 77019

Paul Bell, III                   Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen                Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown                   Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield             Vice President
3600 Route 66
Neptune, NJ 07754

Michael Candy                    Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Robert W. Chesner                Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey              Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs                   Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi                 Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack               Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs                  Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan               Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi              Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze                    Vice President
750 West Virginia Street
Milwaukee, WI 53204

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Brad J. Gabel                    Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.        Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                     Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette              Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer             Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger            Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer                   Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling                   Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel                  Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington              Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Bradley Harris                   Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison                 Vice President, Annuity Product Management
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                    Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig                   Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard                Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble                  Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby                   Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson                Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen               Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Gary J. Kleinman                 Vice President and Real Estate
1 Chase Manhattan Place          Investment Officer
New York, NY 10005

Charles L. Levy                  Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                      Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                    Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers                  Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett             Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                    Vice President, Real Estate Investment Officer
2727 Allen Parkway               and Assistant Secretary
Houston, TX 77019

Gordon S. Massie                 Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall                 Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland             Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Beverly A. Meyer                 Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael               Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                    Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller                 Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral                    Vice President
2727 Allen Parkway
Houston, TX 77019

Alberto Murguia                  Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy                Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli                  Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols                  Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson               Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Rembert R. Owen, Jr.             Vice President, Real Estate Investment
2929 Allen Parkway               Officer and Assistant Secretary
Houston, TX 77019

Lori J. Payne                    Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen              Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival                Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel                 Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                    Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.           Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben               Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage                   Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Kristin Sather                   Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                 Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                     Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                   Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton              Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba                Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                     Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss               Vice President
#1 Franklin Square
Springfield, IL 62713

Timothy White                    Vice President
2929 Allen Parkway
Houston, TX 77019

Cynthia P. Wieties               Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal               Positions and Offices with Depositor
 Business Address                American General Life Insurance Company
-------------------              ---------------------------------------
Bridgette Wilson                 Vice President, New Business
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck                Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG
                                                                                                              Percentage
                                                                                                               of Voting
                                                                                                              Securities
                                                                                           Jurisdiction of  Owned by its
                                                                                             Incorporation     Immediate
                                                                                           or Organization   Parent/(2)/
                                                                                           ---------------   -----------
American International Group, Inc./(1)/ ......................................................... Delaware ......... /(3)/
     AIG Aviation, Inc. .......................................................................... Georgia .......100
     AIG Bulgaria Insurance and Reinsurance Company EAD ......................................... Bulgaria .......100
     AIG Capital Corporation .................................................................... Delaware .......100
         AIG Consumer Finance Group, Inc. ....................................................... Delaware .......100
              AIG Bank Polska S.A. ................................................................ Poland .....97.23
              AIG Credit S.A. ..................................................................... Poland ........80
              Compania Financiera Argentina S.A. ............................................... Argentina ......92.7
         AIG Finance Holdings, Inc. ............................................................. New York .......100
              AIG Finance (Hong Kong) Limited. ................................................. Hong Kong .......100
         AIG Global Asset Management Holdings Corp. ............................................. Delaware .......100
              AIG Asset Management Services, Inc. ............................................... Delaware .......100
                  Brazos Capital Management, L.P. ............................................... Delaware ........92
              AIG Capital Partners, Inc. ........................................................ Delaware .......100

                               SUBSIDIARIES OF AIG
                                                                                                              Percentage
                                                                                                               of Voting
                                                                                                              Securities
                                                                                           Jurisdiction of  Owned by its
                                                                                             Incorporation     Immediate
                                                                                           or Organization   Parent/(2)/
                                                                                           ---------------   -----------
              AIG Equity Sales Corp. ............................................................ New York ..........100
              AIG Global Investment Corp. ..................................................... New Jersey ..........100
         International Lease Finance Corporation. ............................................. California ........64.85 /(4)/
         AIG Global Real Estate Investment Corp. ................................................ Delaware ..........100
     AIG Credit Corp. ........................................................................... Delaware ..........100
         A.I. Credit Corp. ................................................................. New Hampshire ..........100
         Imperial Premium Finance, Inc. ....................................................... California ..........100
         Imperial Premium Finance, Inc. ......................................................... Delaware ..........100
     AIG Egypt Insurance Company, S.A.E. ........................................................... Egypt ........89.98
     AIG Federal Savings Bank ................................................................... Delaware ..........100
     AIG Financial Advisor Services, Inc. ....................................................... Delaware ..........100
         AIG Financial Advisor Services (Europe), S.A. ........................................ Luxembourg ..........100
     AIG Financial Products Corp. ............................................................... Delaware ..........100
         AIG Matched Funding Corp. .............................................................. Delaware ..........100
         Banque AIG ............................................................................... France .......... 90 /(5)/
     AIG Funding, Inc. .......................................................................... Delaware ..........100
     AIG Global Trade & Political Risk Insurance Company ...................................... New Jersey ..........100
     A.I.G. Golden Insurance Ltd. ................................................................. Israel ........50.01
     AIG Life Insurance Company ................................................................. Delaware ...........79 /(6)/
     AIG Life Insurance Company of Canada ......................................................... Canada ..........100
     AIG Life Insurance Company of Puerto Rico ............................................... Puerto Rico ..........100
     AIG Liquidity Corp. ........................................................................ Delaware ..........100
     AIG Marketing, Inc ......................................................................... Delaware ..........100
     AIG Memsa, Inc. ............................................................................ Delaware ..........100 /(7)/
         Tata AIG General Insurance Company Limited ................................................ India ...........26
     AIG Private Bank Ltd. ................................................................... Switzerland ..........100
     AIG Retirement Services, Inc. .............................................................. Delaware ..........100 /(8)/
         SunAmerica Life Insurance Company ....................................................... Arizona ..........100
              SunAmerica Investments, Inc. ....................................................... Georgia ...........70 /(9)/
                  AIG Advisor Group, Inc. ....................................................... Maryland ..........100
                      Advantage Capital Corporation ............................................. New York ..........100
                      FSC Securities Corporation ................................................ Delaware ..........100
                      Royal Alliance Associates, Inc. ........................................... Delaware ..........100
                      Sentra Securities Corporation ........................................... California ..........100
                      Spelman & Co., Inc. ..................................................... California ..........100
                      SunAmerica Securities, Inc. ............................................... Delaware ..........100
                  AIG SunAmerica Life Assurance Company .......................................... Arizona ..........100 /(10)/
                      AIG SunAmerica Asset Management Corp. ..................................... Delaware ..........100
                           AIG SunAmerica Capital Services. Inc. ................................ Delaware ..........100
                  First SunAmerica Life Insurance Company ....................................... New York ..........100
     AIG Risk Management, Inc. .................................................................. New York ..........100
     AIG Technologies, Inc. ................................................................ New Hampshire ..........100
     AIGTI, Inc. ................................................................................ Delaware ..........100
     AIG Trading Group Inc. ..................................................................... Delaware ..........100

                               SUBSIDIARIES OF AIG
                                                                                                              Percentage
                                                                                                               of Voting
                                                                                                              Securities
                                                                                           Jurisdiction of  Owned by its
                                                                                             Incorporation     Immediate
                                                                                           or Organization   Parent/(2)/
                                                                                           ---------------   -----------
         AIG International, Inc. ................................................................ Delaware ..........100
     AIU Insurance Company ...................................................................... New York ...........52 /(11)/
     AIU North America, Inc. .................................................................... New York ..........100
     American General Corporation .................................................................. Texas ..........100
         American General Bancassurance Services, Inc. .......................................... Illinois ..........100
         AGC Life Insurance Company ............................................................. Missouri ..........100
              AIG Assurance Canada ................................................................ Canada ..........100 /(7)/
              AIG Life of Bermuda, Ltd. .......................................................... Bermuda ..........100
              American General Life and Accident Insurance Company ............................. Tennessee ..........100
              American General Life Insurance Company .............................................. Texas ..........100
                  American General Annuity Service Corporation ..................................... Texas ..........100
                  AIG Enterprise Services, LLC. ................................................. Delaware ..........100
                  American General Equity Services Corporation .................................. Delaware ..........100
                  American General Life Companies, LLC. ......................................... Delaware ..........100
                  The Variable Annuity Life Insurance Company ...................................... Texas ..........100
                      VALIC Retirement Services Company ............................................ Texas ..........100
                      VALIC Trust Company .......................................................... Texas ..........100
              American General Property Insurance Company ...................................... Tennessee ........51.85 /(12)/
                  American General Property Insurance Company of Florida ......................... Florida ..........100
              AIG Annuity Insurance Company ........................................................ Texas ..........100
              The United States Life Insurance Company in the City of New York .................. New York ..........100
         American General Finance, Inc. .......................................................... Indiana ..........100
              American General Auto Finance, Inc. ............................................... Delaware ..........100
              American General Finance Corporation ............................................... Indiana ..........100
                  MorEquity, Inc. ................................................................. Nevada ..........100
                      Wilmington Finance, Inc. .................................................. Delaware ..........100
                  Merit Life Insurance Co. ....................................................... Indiana ..........100
                  Yosemite Insurance Company ..................................................... Indiana ..........100
                      CommoLoCo, Inc. ........................................................ Puerto Rico ..........100
              American General Financial Services of Alabama, Inc. ............................... Alabama ..........100
         American General Investment Management Corporation ..................................... Delaware ..........100
         American General Realty Investment Corporation ............................................ Texas ..........100
         American General Assurance Company ..................................................... Illinois ..........100
              American General Indemnity Company ................................................ Illinois ..........100
              USLIFE Credit Life Insurance Company of Arizona .................................... Arizona ..........100
         Knickerbocker Corporation ................................................................. Texas ..........100
     American Home Assurance Company ............................................................ New York ..........100
         AIG Domestic Claims, Inc. .............................................................. Delaware ...........50 /(13)/
         AIG Hawaii Insurance Company, Inc. ....................................................... Hawaii ..........100
              American Pacific Insurance Company, Inc. ............................................ Hawaii ..........100
         American International Insurance Company ............................................... New York ..........100
              American International Insurance Company of California, Inc. .................... California ..........100
              American International Insurance Company of New Jersey .......................... New Jersey ..........100
              Minnesota Insurance Company ...................................................... Minnesota ..........100

                               SUBSIDIARIES OF AIG
                                                                                                              Percentage
                                                                                                               of Voting
                                                                                                              Securities
                                                                                           Jurisdiction of  Owned by its
                                                                                             Incorporation     Immediate
                                                                                           or Organization   Parent/(2)/
                                                                                           ---------------   -----------
         American International Realty Corp. .................................................... Delaware .........31.5 /(14)/
         Pine Street Real Estate Holdings Corp. ............................................ New Hampshire ........31.47 /(14)/
         Transatlantic Holdings, Inc. ........................................................... Delaware ........33.45 /(15)/
              Transatlantic Reinsurance Company ................................................. New York ..........100
                  Putnam Reinsurance Company .................................................... New York ..........100
                  Trans Re Zurich ............................................................ Switzerland ..........100
     American International Insurance Company of Delaware ....................................... Delaware ..........100
     American International Life Assurance Company of New York .................................. New York ........77.52 /(16)/
     American International Reinsurance Company, Ltd. ............................................ Bermuda ..........100
         AIG Edison Life Insurance Company ......................................................... Japan ...........90 /(17)/
         American International Assurance Company, Limited ..................................... Hong Kong ..........100
         American International Assurance Company (Australia) Limited .......................... Australia ..........100
         American International Assurance Company (Bermuda) Limited .............................. Bermuda ..........100
              American International Assurance Co. (Vietnam) Limited ............................. Vietnam ..........100
              Tata AIG Life Insurance Company Limited .............................................. India ...........26
         Nan Shan Life Insurance Company, Ltd. .................................................... Taiwan ...........95
     American International Underwriters Corporation ............................................ New York ..........100
     American International Underwriters Overseas, Ltd. .......................................... Bermuda ..........100
         AIG Europe (Ireland) Limited ............................................................ Ireland ..........100
         AIG Europe (U.K.) Limited ............................................................... England ..........100
         AIG Brasil Companhia de Seguros .......................................................... Brazil ...........50
         Universal Insurance Co., Ltd. .......................................................... Thailand ..........100
         La Seguridad de Centroamerica, Compania de Seguros S.A. ............................... Guatemala ..........100
         La Meridional Compania Argentina de Seguros ........................................... Argentina ..........100
         American International Insurance Company of Puerto Rico ............................. Puerto Rico ..........100
         A.I.G. Colombia Seguros Generales S.A. ................................................. Colombia ..........100
         American International Underwriters GmBH ................................................ Germany ..........100
         Underwriters Adjustment Company, Inc. .................................................... Panama ..........100
     American Life Insurance Company ............................................................ Delaware ..........100
         AIG Life (Bulgaria) Z.D. A.D. .......................................................... Bulgaria ..........100
         ALICO, S.A. .............................................................................. France ..........100
         First American Polish Life Insurance and Reinsurance Company, S.A. ....................... Poland ..........100
         Inversiones Interamericana  S.A. (Chile) .................................................. Chile ..........100
         Pharaonic American Life Insurance Company ................................................. Egypt ........71.63
         Unibanco AIG Seguros S.A. ................................................................ Brazil ........47.81 /(18)/
     AIG Life Insurance Company (Switzerland) Ltd. ........................................... Switzerland ..........100
     American Security Life Insurance Company, Ltd. ......................................... Lichtenstein ..........100
     Birmingham Fire Insurance Company of Pennsylvania ...................................... Pennsylvania ..........100
     China America Insurance Company, Ltd. ...................................................... Delaware ...........50
     Commerce and Industry Insurance Company .................................................... New York ..........100
     Commerce and Industry Insurance Company of Canada ........................................... Ontario ..........100
     Delaware American Life Insurance Company ................................................... Delaware ..........100
     Hawaii Insurance Consultants, Ltd. ........................................................... Hawaii ..........100
     HSB Group, Inc. ............................................................................ Delaware ..........100

                               SUBSIDIARIES OF AIG
                                                                                                              Percentage
                                                                                                               of Voting
                                                                                                              Securities
                                                                                           Jurisdiction of  Owned by its
                                                                                             Incorporation     Immediate
                                                                                           or Organization   Parent/(2)/
                                                                                           ---------------   -----------
         The Hartford Steam Boiler Inspection and Insurance Company .......................... Connecticut ..........100
              The Hartford Steam Boiler Inspection and Insurance Company of Connecticut ...... Connecticut ..........100
              HSB Engineering Insurance Limited .................................................. England ..........100
                  The Boiler Inspection and Insurance Company of Canada ........................... Canada ..........100
     The Insurance Company of the State of Pennsylvania ..................................... Pennsylvania ..........100
     Landmark Insurance Company ............................................................... California ..........100
     Mt. Mansfield Company, Inc. ................................................................. Vermont ..........100
     National Union Fire Insurance Company of Pittsburgh, Pa. ............................... Pennsylvania ..........100
         American International Specialty Lines Insurance Company ................................. Alaska ...........70 /(19)/
         Lexington Insurance Company ............................................................ Delaware ...........70 /(19)/
              AIG Centennial Insurance Company .............................................. Pennsylvania ..........100
                  AIG Premier Insurance Company ............................................. Pennsylvania ..........100
                      AIG Indemnity Insurance Company ....................................... Pennsylvania ..........100
                  AIG Preferred Insurance Company ........................................... Pennsylvania ..........100
                  AIG Auto Insurance Company of New Jersey .................................... New Jersey ..........100
              JI Accident & Fire Insurance Co. Ltd. ................................................ Japan ...........50
         National Union Fire Insurance Company of Louisiana .................................... Louisiana ..........100
         National Union Fire Insurance Company of Vermont ........................................ Vermont ..........100
         21st Century Insurance Group ......................................................... California ........33.03 /(20)/
              21st Century Insurance Company .................................................. California ..........100
              21st Century Casualty Company ................................................... California ..........100
              21st Century Insurance Company of the Southwest ...................................... Texas ..........100
         Starr Excess Liability Insurance Company, Ltd. ......................................... Delaware ..........100
              Starr Excess Liability Insurance International Ltd. ................................ Ireland ..........100
     NHIG Holding Corp. ......................................................................... Delaware ..........100
         Audubon Insurance Company ............................................................. Louisiana ..........100
              Audubon Indemnity Company ...................................................... Mississippi ..........100
              Agency Management Corporation .................................................... Louisiana ..........100
                  The Gulf Agency, Inc. .......................................................... Alabama ..........100
         New Hampshire Insurance Company .................................................... Pennsylvania ..........100
              AIG Europe, S.A. .................................................................... France ............. /(21)/
              AI Network Corporation ............................................................ Delaware ..........100
              American International Pacific Insurance Company .................................. Colorado ..........100
              American International South Insurance Company ................................ Pennsylvania ..........100
              Granite State Insurance Company ............................................... Pennsylvania ..........100
              New Hampshire Indemnity Company, Inc. ......................................... Pennsylvania ..........100
                  AIG National Insurance Company, Inc. .......................................... New York ..........100
              Illinois National Insurance Co. ................................................... Illinois ..........100
              New Hampshire Insurance Services, Inc. ....................................... New Hampshire ..........100
         AIG Star Life Insurance Co., Ltd .......................................................... Japan ..........100
     The Philippine American Life and General Insurance Company .............................. Philippines ........99.78
         Pacific Union Assurance Company ...................................................... California ..........100
         Philam Equitable Life Assurance Company, Inc. ....................................... Philippines ........95.31
         Philam Insurance Company, Inc. ...................................................... Philippines ..........100

                               SUBSIDIARIES OF AIG
                                                                                                              Percentage
                                                                                                               of Voting
                                                                                                              Securities
                                                                                           Jurisdiction of  Owned by its
                                                                                             Incorporation     Immediate
                                                                                           or Organization   Parent/(2)/
                                                                                           ---------------   -----------
     Risk Specialist Companies, Inc. ............................................................ Delaware ..........100
     United Guaranty Corporation .......................................................... North Carolina ........36.3l /(22)/
         United Guaranty Insurance Company ................................................ North Carolina ..........100
         United Guaranty Mortgage Insurance Company ....................................... North Carolina ..........100
         United Guaranty Mortgage Insurance Company of North Carolina ..................... North Carolina ..........100
         United Guaranty Partners Insurance Company .............................................. Vermont ...........80
         United Guaranty Residential Insurance Company of North Carolina .................. North Carolina ..........100
         United Guaranty Residential Insurance Company .................................... North Carolina ........75.03 /(23)/
              United Guaranty Commercial Insurance Company of North Carolina .............. North Carolina ..........100
              United Guaranty Mortgage Indemnity Company .................................. North Carolina ..........100
              United Guaranty Credit Insurance Company .................................... North Carolina ..........100
         United Guaranty Services, Inc. ................................................... North Carolina ..........100

----------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)     Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
        2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)     Also owned 10 percent by AIG Matched Funding Corp.
(6)     Also owned 21 percent by Commerce and Industry Insurance Company.
(7)     Indirect wholly-owned subsidiary.
(8)     Formerly known as AIG SunAmerica Inc.
(9)     Also owned 30 percent by AIG Retirement Services, Inc.
(10)    Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13)    Also owned 50 percent by The Insurance Company of the State of
        Pennsylvania.
(14)    Also owned by 11 other AIG subsidiaries.
(15)    Also owned 25.95 percent by AIG.
(16)    Also owned 22.48 percent by American Home Assurance Company.
(17)    Also owned ten percent by a subsidiary of American Life Insurance
        Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21)    100 percent to be held with other AIG companies.

(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
        0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and
(b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b)     Management.

Name and Principal         Positions and Offices with Underwriter
 Business Address          American General Equity Services Corporation
-------------------        --------------------------------------------
Rodney O. Martin, Jr.      Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire            Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis         Director
70 Pine Street
New York, NY 10270

Gary D. Reddick            Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller          President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.     Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal         Positions and Offices with Underwriter
 Business Address          American General Equity Services Corporation
-------------------        --------------------------------------------
Lucille S. Martinez        Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson         Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway         Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck          Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski     Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming            Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore           Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires             Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

Name of Principal  Net Underwriting  Compensation on      Brokerage    Other
Underwriter        Discounts and     Events Occasioning   Commissions  Compensation
                   Commissions       the Deduction of a
                                     Deferred Sales Load
American General          0                   0                0            0
Equity Services
Corporation

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 32. Management Services Not applicable.

Item 33. Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

        Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 11th day of August, 2005.

                                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                                     SEPARATE ACCOUNT VL-R
                                     (Registrant)

                                 BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                     (On behalf of the Registrant and itself)

                                 BY: ROBERT F. HERBERT, JR.
                                     -------------------------------------------
                                     ROBERT F. HERBERT, JR.
                                     SENIOR VICE PRESIDENT, TREASURER
                                     AND CONTROLLER

[SEAL]

ATTEST: LAUREN W. JONES
        -----------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

        Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                   Date
---------                             -----                   ----
RODNEY O. MARTIN, JR.                 Director, Chairman,     August 11, 2005
---------------------------           President and Chief
RODNEY O. MARTIN, JR.                 Executive Officer

CHRISTOPHER J. SWIFT                  Director and Chief      August 11, 2005
---------------------------           Financial Officer
CHRISTOPHER J. SWIFT

M. BERNARD AIDINOFF                   Director                August 11, 2005
---------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                        Director                August 11, 2005
---------------------------
DAVID J. DIETZ

DAVID L. HERZOG                       Director                August 11, 2005
---------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                     Director                August 11, 2005
---------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II                    Director                August 11, 2005
---------------------------
ROYCE G. IMHOFF II

RICHARD J. MILLER                     Director                August 11, 2005
---------------------------
RICHARD J. MILLER

Signature                             Title                   Date
---------                             -----                   ----
ERNEST T. PATRIKIS                    Director                August 11, 2005
---------------------------
ERNEST T. PATRIKIS

GARY D. REDDICK                       Director                August 11, 2005
---------------------------
GARY D. REDDICK

JAMES W. WEAKLEY                      Director                August 11, 2005
---------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26.  Exhibits

        (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1